Concentration and Risks - Schedule of Concentration and Risks (Details)		6 Months Ended			12 Months Ended
		Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 SGD ($)	Mar. 31, 2024 SGD ($)
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Amount of the Company’s revenue
Concentration Risk	[1]	$ 2,609,834	$ 2,034,007	$ 4,382,169
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Amount of the Company’s revenue
Concentration Risk	[1]	2,584,284	2,014,094		$ 2,983,055
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Amount of the Company’s revenue
Concentration Risk	[1]				1,399,173
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier X [Member]
Amount of the Company’s revenue
Concentration Risk	[2]	2,030,838	1,582,759	1,761,351
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier Y [Member]
Amount of the Company’s revenue
Concentration Risk	[3]	2,021,302	1,575,327	$ 1,851,025
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier X [Member]
Amount of the Company’s revenue
Concentration Risk	[2]	1,032,172	804,436		997,913
Supplier Concentration Risk [Member] | Accounts Payable [Member] | Supplier Y [Member]
Amount of the Company’s revenue
Concentration Risk	[3]	$ 1,140,302	$ 888,709		$ 843,040

[1]	Customer is a multinational construction corporation based in Singapore.
[2]	Supplier X is a safety equipment manufactory corporation based in People’s Republic of China.
[3]	Supplier Y is an industrial hardware trading and manufactory corporation based in People’s Republic of China